[Wells Fargo Funds Letterhead]

June 19, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and class identifier as follows:

For the Wells Fargo Endeavor Select Fund new class identifier with Class R6 shares which were registered electronically via EDGAR in a Form N-14 filing by the Trust dated May 30, 2019 with accession number 0001081400-19-000341.  This filing is being made solely for the purpose of obtaining identifier for the Wells Fargo Endeavor Select Fund new class identifier with Class R6 shares.

If you have any questions, please contact me at 617-377-7059.

Very truly yours,

/s/ Maureen Towle

Maureen Towle
Senior Counsel